Commitments & Contingencies	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
NOTE 6. COMMITMENTS & CONTINGENCIES
Registration and Stockholder Rights
The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and stockholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In the event of any delay in filing and/or effectiveness of the registration statement required pursuant to the registration and stockholder rights agreement, or after the effective date, such registration statement ceases for any reason to remain continuously effective (each, a “Registration Default”), the holders will be entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each registration default and 2% per month that such registration default continues to exist, as more fully described in the registration and stockholder rights agreement.
Underwriting Agreement
The Company will grant the underwriters an option to cover over-allotments and for market stabilization purposes. The over-allotment option will entitle the underwriters to purchase on a pro rata basis up to 4,500,000 additional units at the Proposed Public Offering price, less the underwriting discounts and commissions. The over-allotment option will expire 45 days after the date of the Proposed Public Offering Closing.
Additionally, the underwriters will be entitled to a commission equal to 5.5% of the gross proceeds to the Company from the Proposed Public Offering, including any proceeds relating to the over-allotment units upon exercise of the over-allotment option as provided for in the Underwriting Agreement. The commission shall be paid as follows: two percent (2.0%) shall be paid in cash at the closing of the Proposed Public Offering and three and one-half percent (3.5%) (the “Deferred Commission”), including any amounts raised pursuant to the over-allotment option, payable in cash upon the closing of the initial Business Combination. The Deferred Commission will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Expression of Interest
The GSAM Client Accounts have indicated that they intend to purchase up to 9.9% of the units in the Proposed Public Offering for a maximum of $29,700,000, but their indication of interest is not binding. There can be no assurance that the GSAM Client Accounts will acquire any units in the Proposed Public Offering. To the extent that the GSAM Client Accounts purchase any units in the Proposed Public Offering, the GSAM Client Accounts will forfeit and return to the Company’s sponsor 50% of the shares of Class B common stock held by the GSAM Client Accounts if, at the time the GSAM Client Accounts provide or withhold consent to the Company’s initial business combination, they own a number of shares of Class A common stock less than the number of shares of Class A common stock included in such units purchased in connection with the Proposed Public Offering.
There can be no assurance that the GSAM Client Accounts will acquire any units in the Proposed Public Offering or what amount of equity the GSAM Client Accounts will retain, if any, upon the consummation of the Company’s initial business combination. As a result of the founder shares and private placement warrants that the GSAM Client Accounts may hold, it may have different interests with respect to a vote on an initial business combination than other Public Stockholder.
The GSAM Client Accounts will not have any rights to the funds held in the trust account beyond the rights afforded to the Public Stockholder.

Note 6—Commitments & Contingencies
Registration and Stockholder Rights
The holders of the Founder Shares, Private Placement Warrants, and Working Capital Warrants that may be issued upon conversion of the amounts due under the Note at the time the Company consummates a Business Combination (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and stockholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements
.
In the event of any
delay in filing and/or effectiveness of the registration statement required pursuant to the registration and stockholder rights agreement, or after the effective date, such registration statement ceases for any reason to remain continuously effective (each, a “Registration Default”), the holders will be entitled to payments from the Company equal to
2
% of the purchase price on the occurrence of each registration default and
2
% per month that such registration default continues to exist, as more fully described in the registration and stockholder rights agreement.
Underwriting Agreement
The Company granted the underwriters an option to cover over-allotments and for market stabilization purposes. The over-allotment option entitled the underwriters to purchase on a pro rata basis up to
4,500,000
additional Units at the Initial Public Offering price, less the underwriting discounts and commissions. On the date of the Initial Public Offering, the underwriters exercised the over-allotment option in full, purchasing
4,500,000

Units. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $12,075,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On January 24, 2021, the Company entered into a Forward Purchase Agreement with GSAM, in its capacity as investment adviser on behalf of the GSAM Client Accounts, as amended by the First Amendment to Forward Purchase Agreement, dated as of January 31, 2021 (as so amended, the “Forward Purchase Agreement”), pursuant to which the GSAM Client Accounts committed to purchase an aggregate of up to

5,000,000
forward

purchase units (the “Forward Purchase Units”), consisting of one
share of the Company’s Class A common stock (the “Forward Purchase Shares”) and one-quarter
of one warrant (the “Forward Purchase Warrants”), for
 $
10.00
per Forward Purchase Unit, or an aggregate maximum amount of
$
50,000,000
,
in a private placement to close simultaneously with the closing of the Company’s initial Business Combination. Each whole Forward Purchase Warrant is exercisable to purchase one
share of our Class A common stock at
 $
11.50
per share. The Forward Purchase Warrants will have the same terms as the Public Warrants and the Forward Purchase Shares will be identical to the shares of Class A common stock included in the units sold in the Initial Public Offering, except the Forward Purchase Shares and the Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Units may be used to fund the purchase price of the Business Combination or for the working capital needs of the post-transaction company. The Forward Purchase Agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the initial Business Combination. On February 11, 2021, the Sponsor transferred 345,000 Founder Shares to GSAM in connection with their commitments on the Forward Purchase Agreement and the Private Placement Warrants. The Company has recognized part of this transfer as an offering cost related to a fair value instrument ($1.25 million) and the remainder as a reduction of temporary
equity
 ($1.2 million
) during the nine months ended September 30, 2021. The Founder Shares transferred were valued by reference to the fair values of the Class A common stock and the probability of the success of the Business Combination. Pursuant to the terms of the Forward Purchase Agreement, GSAM agreed to forfeit and return to the Sponsor
(i) 172,500 Founder Shares if GSAM did not purchase at least
2,500,000

Forward Purchase Units pursuant to the Forward Purchase Agreement and (ii) 172,500

Founder Shares if, at the time GSAM provided or withheld its consent to the Company’s initial Business Combination, GSAM owned a number of shares of Class A common stock less than the number of public shares it purchased at closing of the Company’s Initial Public Offering. Founder Shares linked to the purchase of 2,500,000

Forward Purchase Units were expensed due to being linked to a liability classified instrument. Founder Shares related to GSAM holding and voting the shares until the initial Business Combination are linked to Units (as described in Note 4 above) purchased in the Initial Public Offering and, as such, the associated costs were allocated between the Company’s common stock and Public Warrants contained in the Units based on the respective fair values. Costs allocated to the Company’s stock were deferred and recorded as a reduction to temporary equity, while the costs allocated to Public Warrants were expensed.
Concurrently with the execution of the Merger Agreement on July 18, 2021, the Company, the Sponsor and GSAM, in its capacity as investment adviser on behalf of the GSAM Client Accounts, entered into a side letter (the “Side Letter”) to the Forward Purchase Agreement, pursuant to which GSAM irrevocably consented to purchase from the Company, and the Company agreed to issue and sell to
GSAM, 2,500,000 Forward Purchase Units at a price of $10.00 per Forward Purchase Unit, or an aggregate of $25,000,000, in a private placement to be consummated substantially concurrently with the consummation of the Business Combination. The Company and the Sponsor also waived GSAM’s potential obligation to forfeit shares of Class B common stock under the circumstances contemplated by the Forward Purchase Agreement in connection with the
Closing. If the Business Combination does not occur, the Side Letter will automatically terminate and the original terms of the Forward Purchase Agreement will apply.